Consolidating Condensed Financial Information - Consolidating Condensed Statements of Income (Details) - USD ($) $ in Thousands		3 Months Ended												12 Months Ended
	Nov. 21, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Net revenues		$ 429,901	$ 472,878	$ 375,626	$ 202,393	$ 208,340	$ 243,049	$ 233,493	$ 215,583	$ 187,835	$ 184,481	$ 183,578	$ 168,451	$ 1,480,798	$ 900,465	$ 724,345
Operating expenses:
Marketing and promotions														83,174	40,890	31,356
General and administrative														241,037	130,720	97,356
Corporate														30,739	19,880	16,469
Impairment charges														38,016
Depreciation and amortization														105,891	63,449	56,921
Total operating expenses		416,211	389,273	320,480	186,561	191,290	210,584	203,016	196,855	173,024	162,523	161,402	155,777	1,312,525	801,745	652,726
Loss on sale of asset or disposal of property and equipment														(319)	(836)	(6)
Proceeds from terminated sale	$ 20,000													20,000
Transaction expenses														(92,777)	(9,184)	(2,452)
Equity in loss of unconsolidated affiliate														(367)		3,460
OPERATING INCOME		9,756	101,493	(30,467)	14,028	13,095	27,739	29,585	18,281	13,396	24,121	23,032	12,072	94,810	88,700	72,621
Interest expense, net														(99,769)	(50,917)	(61,558)
Loss on early retirement of debt, net														(38,430)	(155)	(1,937)
Gain on valuation of unconsolidated affiliate																35,582
NET (LOSS) INCOME BEFORE INCOME TAXES														(43,389)	37,628	44,708
Benefit (provision) for income taxes														116,769	(13,101)	69,538
NET INCOME		$ 88,938	$ 29,687	$ (46,190)	$ 945	$ 961	$ 9,450	$ 10,737	$ 3,379	$ 110,219	$ 5,419	$ 4,779	$ (6,171)	73,380	24,527	114,246
Gaming and Pari-mutuel Commissions
Revenues:
Net revenues														1,099,027	600,015	551,600
Operating expenses:
Operating expenses														561,089	352,220	330,589
Non-gaming
Revenues:
Net revenues														381,771	300,450	172,745
Operating expenses:
Operating expenses														252,579	194,586	120,035
Reportable Legal Entities | Eldorado Resorts, Inc. (Parent Obligor)
Operating expenses:
Corporate														31,620	19,560	13,738
Management fee														(31,620)	(19,841)	(13,760)
Depreciation and amortization														1,030	454	369
Total operating expenses														1,030	173	347
Loss on sale of asset or disposal of property and equipment														(20)
Transaction expenses														(70,865)	(9,184)	(2,368)
OPERATING INCOME														(71,915)	(9,357)	(2,715)
Interest expense, net														(73,448)	(24,562)	(10,613)
Loss on early retirement of debt, net														(38,430)	(155)	(1,855)
Subsidiary income (loss)														205,251	45,372	86,145
NET (LOSS) INCOME BEFORE INCOME TAXES														21,458	11,298	70,962
Benefit (provision) for income taxes														51,922	13,229	43,284
NET INCOME														73,380	24,527	114,246
Reportable Legal Entities | Guarantor Subsidiaries
Revenues:
Net revenues														1,451,203	900,110	724,084
Operating expenses:
Marketing and promotions														80,893	40,886	31,349
General and administrative														235,905	130,720	97,356
Corporate														(4,318)	320	2,731
Impairment charges														38,016
Management fee														31,620	19,841	13,760
Depreciation and amortization														104,454	62,995	56,552
Total operating expenses														1,282,937	801,568	652,372
Loss on sale of asset or disposal of property and equipment														(299)	(836)	(6)
Proceeds from terminated sale														20,000
Transaction expenses														(21,912)		(84)
Equity in loss of unconsolidated affiliate														(367)		3,460
OPERATING INCOME														165,688	97,706	75,082
Interest expense, net														(25,221)	(26,355)	(50,945)
Loss on early retirement of debt, net																(82)
Gain on valuation of unconsolidated affiliate																35,582
NET (LOSS) INCOME BEFORE INCOME TAXES														140,467	71,351	59,637
Benefit (provision) for income taxes														69,787	(26,207)	26,329
NET INCOME														210,254	45,144	85,966
Reportable Legal Entities | Non-Guarantor Subsidiaries
Revenues:
Net revenues														29,595	355	261
Operating expenses:
Marketing and promotions														2,281	4	7
General and administrative														5,132
Corporate														3,437
Depreciation and amortization														407
Total operating expenses														28,558	4	7
OPERATING INCOME														1,037	351	254
Interest expense, net														(1,100)
NET (LOSS) INCOME BEFORE INCOME TAXES														(63)	351	254
Benefit (provision) for income taxes														(4,940)	(123)	(75)
NET INCOME														(5,003)	228	179
Reportable Legal Entities | Gaming and Pari-mutuel Commissions | Guarantor Subsidiaries
Revenues:
Net revenues														1,076,957	599,750	551,339
Operating expenses:
Operating expenses														546,207	352,220	330,589
Reportable Legal Entities | Gaming and Pari-mutuel Commissions | Non-Guarantor Subsidiaries
Revenues:
Net revenues														22,070	265	261
Operating expenses:
Operating expenses														14,882
Reportable Legal Entities | Non-gaming | Guarantor Subsidiaries
Revenues:
Net revenues														374,246	300,360	172,745
Operating expenses:
Operating expenses														250,160	194,586	120,035
Reportable Legal Entities | Non-gaming | Non-Guarantor Subsidiaries
Revenues:
Net revenues														7,525	90
Operating expenses:
Operating expenses														2,419
Consolidating and Eliminating Entries
Operating expenses:
Subsidiary income (loss)														(205,251)	(45,372)	(86,145)
NET (LOSS) INCOME BEFORE INCOME TAXES														(205,251)	(45,372)	(86,145)
NET INCOME														$ (205,251)	$ (45,372)	$ (86,145)